Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Asset return assumption	8.00%	8.00%